Closure and Rehabilitation Provisions (Schedule of Estmates Used in Closure and Rehabilitation Provisions) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 15,186
Caylloma M&I Property [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2022
Caylloma M&I Property [member] | Top of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2029
Caylloma M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 9,726
Discount rate	3.76%
Inflation rate	2.00%
San Jose M&I Property [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2025
San Jose M&I Property [member] | Top of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2037
San Jose M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 5,016
Discount rate	7.22%
Inflation rate	3.87%
Lindero Project [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2019
Lindero Project [member] | Top of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2032
Lindero Project [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 444
Discount rate	5.91%
Inflation rate	6.58%